Average Annual Total Returns - Payden Global Fixed Income Fund	Feb. 28, 2021
Bloomberg Barclays Global Aggregate Index (USD Hedged) (The returns for the index are before any deduction for taxes, fees or expenses.)
Average Annual Return:
1 Year	5.58%
5 Years	4.48%
10 Years	4.18%
Investor Class
Average Annual Return:
1 Year	5.92%
5 Years	4.37%
10 Years	4.08%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	4.80%
5 Years	3.16%
10 Years	2.70%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.53%
5 Years	2.84%
10 Years	2.57%